Derivative Liabilities - Schedule of Assumptions for Fair Value of Convertible Instruments Granted Under Black-scholes Option Pricing Model (Details)	12 Months Ended
Dec. 31, 2019
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	328
Expected Term - Years [Member]
Fair value assumptions, measurement input, term	9 months 14 days
Risk-Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.57
Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00